Defined benefit plans (Detail 8)		Dec. 31, 2018	Dec. 31, 2017
Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		21.6	21.6
Life expectancy at age 65 for a female member currently		23.5	23.4
Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.1	23
Life expectancy at age 65 for a female member currently		25	24.9
UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23.4	23.4
Life expectancy at age 65 for a female member currently	[1]	25.2	25.2
UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	24.6	24.6
Life expectancy at age 65 for a female member currently	[1]	26.5	26.5
United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	22.8	22.8
Life expectancy at age 65 for a female member currently	[2]	24.4	24.4
United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.3	24.4
Life expectancy at age 65 for a female member currently	[2]	26	26
Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	20.5	20.3
Life expectancy at age 65 for a female member currently	[3]	24.1	24.3
Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	23.3	22.9
Life expectancy at age 65 for a female member currently	[3]	26.3	26.8
UBS AG | Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		21.6	21.6
Life expectancy at age 65 for a female member currently		23.5	23.4
UBS AG | Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.1	23
Life expectancy at age 65 for a female member currently		25	24.9
UBS AG | UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23.4	23.4
Life expectancy at age 65 for a female member currently	[1]	25.2	25.2
UBS AG | UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	24.6	24.6
Life expectancy at age 65 for a female member currently	[1]	26.5	26.5
UBS AG | United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	22.8	22.8
Life expectancy at age 65 for a female member currently	[2]	24.4	24.4
UBS AG | United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.3	24.4
Life expectancy at age 65 for a female member currently	[2]	26	26
UBS AG | Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	20.5	20.3
Life expectancy at age 65 for a female member currently	[3]	24.1	24.3
UBS AG | Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	23.3	22.9
Life expectancy at age 65 for a female member currently	[3]	26.3	26.8

[1]	In 2017, the mortality table S2PA with CMI 2016 projections was used
[2]	In 2017, the mortality table RP2014 WCHA with MP2017 projection scale was used.
[3]	In 2017, the mortality table Dr. K. Heubeck 2005 G was used.